Matthews Asia Innovators Fund	March 31, 2022

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.5%

	Shares	Value

CHINA/HONG KONG: 57.9%
Tencent Holdings, Ltd.	1,035,300	$47,721,474
Alibaba Group Holding, Ltd.[b]	3,022,700	41,249,919
JD.com, Inc. A Shares[b]	1,244,473	35,361,569
Meituan B Shares[b,c,d]	1,737,500	32,915,097
XPeng, Inc. A Shares[b]	2,162,400	29,760,639
Bilibili, Inc. Class Zb	1,113,891	28,355,191
Huazhu Group, Ltd.	7,993,200	26,695,653
Trip.com Group, Ltd.[b]	1,113,850	26,003,842
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	3,523,630	20,372,887
Alchip Technologies, Ltd.	486,000	18,361,209
Silergy Corp.	139,000	16,297,863
China Resources Beer Holdings Co., Ltd.	2,672,000	16,256,420
AIA Group, Ltd.	1,552,800	16,214,160
Wuxi Biologics Cayman, Inc.[b,c,d]	1,852,000	14,705,996
Flat Glass Group Co., Ltd. H Shares	3,712,000	14,171,992
East Money Information Co., Ltd. A Shares	3,322,317	13,135,075
Contemporary Amperex Technology Co., Ltd. A Shares	157,300	12,563,493
Shenzhen Inovance Technology Co., Ltd. A Shares	1,385,697	12,349,234
Sungrow Power Supply Co., Ltd. A Shares	692,400	11,591,270
China Resources Mixc Lifestyle Services, Ltd.[c,d]	2,207,200	10,803,159
Kanzhun, Ltd. ADR[b]	224,200	5,584,822
KE Holdings, Inc. ADR[b]	363,600	4,497,732
MicroTech Medical Hangzhou Co., Ltd. H Shares[b,c,d]	2,480,000	3,558,551

Total China/Hong Kong		458,527,247

INDIA: 21.0%
ICICI Bank, Ltd.	5,296,851	50,521,244
HDFC Bank, Ltd.	2,529,667	48,720,949
Reliance Industries, Ltd.	839,379	29,032,085
Bajaj Finance, Ltd.	274,165	26,036,984
Dabur India, Ltd.	1,674,981	11,811,933

Total India		166,123,195

TAIWAN: 3.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,515,000	31,077,985

Total Taiwan		31,077,985

SOUTH KOREA: 3.3%
NAVER Corp.	94,066	26,143,674
SK Innovation Co., Ltd.[b]	837	146,832

Total South Korea		26,290,506

INDONESIA: 2.7%
PT Bank Mandiri Persero	22,682,400	12,440,460

	Shares	Value
PT Astra International	18,858,800	$8,615,712

Total Indonesia		21,056,172

AUSTRALIA: 2.3%
CSL, Ltd.	91,266	18,220,575

Total Australia		18,220,575

VIETNAM: 2.3%
Mobile World Investment Corp.	2,820,774	17,967,246

Total Vietnam		17,967,246

SINGAPORE: 2.2%
Sea, Ltd. ADR[b]	143,006	17,130,689

Total Singapore		17,130,689

THAILAND: 1.7%
Central Pattana Public Co., Ltd.	7,755,100	13,696,662

Total Thailand		13,696,662

PHILIPPINES: 1.2%
Bank of the Philippine Islands	5,168,880	9,930,538

Total Philippines		9,930,538

TOTAL INVESTMENTS: 98.5%		780,020,815
(Cost $893,137,037)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.5%		12,099,958

NET ASSETS: 100.0%		$792,120,773

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2022, the aggregate value is $61,982,803, which is 7.82% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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